MANDATORILY REDEEMABLE COMMON SHARES	12 Months Ended
Dec. 31, 2014
MANDATORILY REDEEMABLE COMMON SHARES
MANDATORILY REDEEMABLE COMMON SHARES

13. MANDATORILY REDEEMABLE COMMON SHARES

         Upon the closing of the Company's IPO, 2,423,616 shares of redeemable common stock outstanding were converted into shares of no par value common stock on a one-for-one basis.

         Several years prior to its IPO, the Company issued 552,500 shares of Class A and 10,497,500 shares of Class B common stock to two shareholders that had certain redemption features which provided that upon the death of the shareholder or termination of his employment from the Company, all such outstanding shares owned by such shareholder would immediately be deemed to be offered for sale to the Company at an agreed-upon price meant to represent the then-current fair value of such shares. Due to this repurchase feature, the Company would be required to purchase the shares. Pursuant to this provision, the common shares were deemed to be mandatorily redeemable and, as such, were required to be reflected as a liability at their period end estimated fair value. Changes in fair value are reflected as "Changes in fair value of redeemable common shares" on the consolidated statements of operations. Fair value was determined based on good faith estimates of the Company's Board of Directors, in some cases with the assistance of independent third party valuations of the Company. Refer to Note 5.

         In January 2012, in conjunction with the termination of one of these shareholders, the Company redeemed 276,250 shares of Class A Voting Common Stock and 5,248,750 shares of Class B Nonvoting Common Stock for an aggregate redemption price of $20,978, of which $2,065 was paid in cash, forgiveness of a note receivable of $196 and the remaining $18,717 was payable under the terms of an executed promissory note. In September 2012, pursuant to mutual agreement of the other shareholder and the Company, the Company redeemed 276,250 shares of Class A Voting Common Stock and 2,061,250 shares of Class B Nonvoting Common Stock for an aggregate redemption price of $8,415, of which $786 was paid in cash and the remaining $7,629 was payable under terms of an executed promissory note.

         At December 31, 2013, 3,187,500 shares of mandatorily redeemable common stock were outstanding.

         The Company redeemed 143,339 common shares in exchange for cash of $2,400 pursuant to a Stock Redemption Agreement, dated January 2014.

         The Company redeemed 195,545 common shares in exchange for cash of $3,274 pursuant to a Stock Redemption Agreement, dated April 2014.

         In June 2014, the holder of 425,000 redeemable common shares transferred them into a separate trust. On such date, the redemption provisions on the transferred shares were terminated and the fair value of the common shares of $7,116 was reclassified from the liability to shareholders' equity.